Note 7 - Risk Management -Liquidity Risk - Liquidity Coverage Ratio (LCR) (Details)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
LCR Line Items
Average LCR		127.00%	128.00%
Percentage of variation LCR taking into accout the impact of high quality liquid assets excluded in comparation with the average LCR		+27% above the Group’s LCR
LCR taking into account the impact of high quality liquid assets excluded		154%
BBVA Eurozone [Member]
LCR Line Items
Average LCR		145.00%	151.00%
BBVA Bancomer [Member]
LCR Line Items
Average LCR		154.00%	148.00%
Compass [Member]
LCR Line Items
Average LCR	[1]	143.00%	144.00%
Garanti Bank [Member]
LCR Line Items
Average LCR		209.00%	134.00%

[1]	(*) Compass LCR calculated according to local regulation (Fed Modified LCR).